Statement of Changes in Stockholders' Equity (USD $)		Total	Preferred Stock	Common Stock	Additional Paid-In Capital	Unearned Stock Comp	Accumulated Deficit
Beginning Balance at Dec. 31, 2009		$ 763,506	$ 2	$ 105,954	$ 2,909,518	$ (68,333)	$ (2,183,635)
Beginning Balance (Shares) at Dec. 31, 2009		0	2,000	105,954,395	0	0	0
Retroactive restatement for a 1 for 10 reverse common stock split on June 27, 2012		0	0	(95,359)	95,359	0	0
Retroactive restatement for a 1 for 10 reverse common stock split on June 27, 2012 (Shares)		0	0	(95,358,956)	0	0	0
Balance at December 31, 2009 as restated for stock split *	[1]	763,506	2	10,595	3,004,877	(68,333)	(2,183,635)
Balance at December 31, 2009 as restated for stock split (Shares)*	[1]	0	2,000	10,595,439	0	0	0
Compensation recognized under consulting agreement (May 31, 2008)		20,000	0	0	0	20,000	0
Waiver of related party expense		22,440	0	0	22,440	0	0
Options issued for services		2,108	0	0	2,108	0	0
Common shares issued for services		240,143	0	243	239,900	0	0
Common shares issued for services (Shares)		0	0	242,600	0	0	0
Common shares issued for purchase of assets		23,750	0	25	23,725	0	0
Common shares issued for purchase of assets (Shares)		0	0	25,000	0	0	0
Common shares issued for cash		2,000,000	0	1,481	1,998,519	0	0
Common shares issued for cash (Shares)		0	0	1,481,482	0	0	0
Net Income (Loss)		23,600	0	0	0	0	23,600
Balance at Dec. 31, 2010		3,095,547	2	12,344	5,291,569	(48,333)	(2,160,035)
Balance (Shares) at Dec. 31, 2010		0	200	12,344,521	0	0	0
Compensation recognized under consulting agreement (May 31, 2008)		20,000	0	0	0	20,000	0
Waiver of related party expense		22,440	0	0	22,440	0	0
Options issued for services		98,500	0	0	98,500	0	0
Common shares issued for services		669,490	0	342	669,149	0	0
Common shares issued for services (Shares)		0	0	341,500	0	0	0
Common shares issued for cash		4,256,000	0	2,753	4,253,247	0	0
Common shares issued for cash (Shares)		0	0	2,752,909	0	0	0
Net Income (Loss)		(2,937,062)	0	0	0	0	(2,937,062)
Balance at Dec. 31, 2011		$ 5,224,915	$ 2	$ 15,439	$ 10,304,904	$ (28,333)	$ (5,067,097)
Balance (Shares) at Dec. 31, 2011		0	200	15,438,930	0	0	0

[1]	* The outstanding stock at December 31, 2009 was restated for the reverse stock split. All subsequent stock numbers also reflect the reverse stock split. See note 12.